Related Party Transactions and Balances - Schedule of Leases from Related Parties (Details)	12 Months Ended
Sep. 30, 2024 HKD ($)
Shine Union [Member]
Schedule of Leases from Related Parties [Line Items]
Lessor	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie
Rent Period From	Apr. 01, 2024
Rent Period To	Oct. 15, 2024
Monthly Rental	$ 37,500
Shine Union One [Member]
Schedule of Leases from Related Parties [Line Items]
Lessor	Mr. Chan Ming Dave
Rent Period From	Apr. 01, 2024
Rent Period To	Mar. 31, 2025
Monthly Rental	$ 13,000
Shine Union Two [Member]
Schedule of Leases from Related Parties [Line Items]
Lessor	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie
Rent Period From	Apr. 01, 2024
Rent Period To	Mar. 31, 2025
Monthly Rental	$ 20,000